(2) Significant Accounting Policies: Inventory: Schedule of Inventory, Current (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Inventory, Raw Materials, Gross	$ 635,721	$ 822,566
Reserve for damaged or obsolete inventory	(192,000)	(192,000)	(127,016)
Inventory, net of reserves of $192,000 and $192,000, respectively	443,721	630,566	579,779
Scenario, Previously Reported
Inventory, Raw Materials, Gross		822,566	706,795
Reserve for damaged or obsolete inventory		(192,000)	(127,016)
Inventory, net of reserves of $192,000 and $192,000, respectively		$ 630,566	$ 579,779